Segment information - Geographic Revenues (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 169	$ 843	$ 1,502	$ 907
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	20	146	446	105
Brazil
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	19	95	343	121
Angola
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	43	220	271	125
Norway
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	78	231	213	486
Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	0	98	0	0
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 9	$ 53	$ 229	$ 70